Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 3 Accounts receivable, net

Accounts receivable, net consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Accounts receivable	31,486	37,342	4,807
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	31,486	37,342	4,807